Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Entity Registrant Name	BrooQLy Inc.
Entity Central Index Key	0001854526
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	3753 Plaza Dr
Entity Address Address Line 2	Ann Arbor
Entity Address City Or Town	Palos Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	718
Local Phone Number	705-8770